Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended							24 Months Ended			120 Months Ended
	Nov. 30, 2016	Oct. 31, 2015	Apr. 30, 2011	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2017 USD ($)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Income Taxes [Line Items]
Statutory income tax rate				25.00%	25.00%	25.00%	25.00%
Undistributed earnings from its PRC subsidiaries				$ 126,722							$ 126,722			$ 126,722	¥ 824,493
Unrecognized tax benefits				$ 2,538		¥ 28,689					$ 2,538			$ 2,538	16,511
Unrecognized tax benefits impact in the effective rate															3,513
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud")
Income Taxes [Line Items]
Preferential tax rate		15.00%		15.00%	15.00%	15.00%	15.00%
Preferential tax rate, additional term		3 years
Shenzhen Diyixian Telecommunication Co., Ltd. ("SZ DYX")
Income Taxes [Line Items]
Preferential tax rate	15.00%			15.00%	15.00%	15.00%
Preferential tax rate, additional term	3 years
Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing")
Income Taxes [Line Items]
Preferential tax rate				15.00%	15.00%	15.00%	15.00%							15.00%
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub")
Income Taxes [Line Items]
Preferential tax rate			15.00%	25.00%	25.00%	25.00%	15.00%
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy")
Income Taxes [Line Items]
Tax holiday, exemption rate						50.00%	50.00%				50.00%	100.00%	100.00%
Tax holiday reduction period							3 years					2 years
TAIWAN | DYX Taiwan
Income Taxes [Line Items]
Income tax rate				17.00%	17.00%	17.00%	17.00%
PRC
Income Taxes [Line Items]
Unified enterprise income tax rate								25.00%	25.00%	25.00%
Income tax rate on PRC tax resident enterprises				25.00%	25.00%
Net tax operating losses from PRC subsidiaries (in RMB)				$ 75,965							$ 75,965			$ 75,965	494,250
Interest expense (in RMB)				104	¥ 674	¥ 2,779	¥ (1,082)
Accumulated interest expense (in RMB)				$ 757		¥ 5,469					$ 757			$ 757	¥ 4,929
PRC | Minimum
Income Taxes [Line Items]
Net tax operating losses expiration year				2018	2018
PRC | Maximum
Income Taxes [Line Items]
Net tax operating losses expiration year				2022	2022
HONG KONG | 21Vianet Hong Kong Entities
Income Taxes [Line Items]
Income tax rate				16.50%	16.50%	16.50%	16.50%